MARKETABLE SECURITIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Investments, Debt and Equity Securities [Abstract]
Proceeds from maturity of available for sale marketable securities	$ 12,862